Share-based payments - Disclosure of Detail of Change in Founders' Warrants, Warrants, and Free Shares (Details)																			6 Months Ended
	Jun. 30, 2021 shares	Apr. 20, 2021 shares € / shares	Mar. 17, 2020 shares € / shares	Mar. 11, 2020 shares	Mar. 29, 2019 shares € / shares	Jul. 27, 2018 shares € / shares	Mar. 06, 2018 shares € / shares	Jan. 07, 2017 shares € / shares	Nov. 03, 2016 shares € / shares	Feb. 02, 2016 shares € / shares	Jun. 25, 2015 shares € / shares	Jun. 10, 2015 shares € / shares	Feb. 10, 2015 shares € / shares	Sep. 16, 2014 shares € / shares	Aug. 28, 2013 shares € / shares	Apr. 10, 2013 shares € / shares	Dec. 18, 2012 shares € / shares	May 04, 2012 shares € / shares	Jun. 30, 2021 shares € / shares
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	3,105,851																		3,105,851
BSPCE
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	717,891																		717,891
BSPCE 2012-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)																	500,000
Total number of awards granted (in shares)																	100,000
Total number of shares to which the awards were likely to give right (in shares)																	100,000
Exercise price (in euros per share) | € / shares																	€ 6.63
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	100,000																		100,000
Total number of awards available for subscription (in shares)	100,000																		100,000
Maximum total number of awards that may be subscribed (in shares)	100,000																		100,000
BSPCE 2012-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																	0
BSPCE 2012-2 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																	0
BSPCE 2012-2 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																	2
BSPCE 08-2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)															500,000
Total number of awards granted (in shares)															50,000
Total number of shares to which the awards were likely to give right (in shares)															50,000
Exercise price (in euros per share) | € / shares															€ 5.92
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	50,000																		50,000
Total number of awards available for subscription (in shares)	50,000																		50,000
Maximum total number of awards that may be subscribed (in shares)	50,000																		50,000
BSPCE 08-2013 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)															0
BSPCE 08-2013 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)															0
BSPCE 08-2013 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)															1
BSPCE 09-2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)														450,000
Total number of awards granted (in shares)														97,200
Total number of shares to which the awards were likely to give right (in shares)														97,200
Exercise price (in euros per share) | € / shares														€ 18.68
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	11,050
Total number of awards outstanding (in shares)	86,150																		86,150
Total number of awards available for subscription (in shares)	86,150																		86,150
Maximum total number of awards that may be subscribed (in shares)	86,150																		86,150
BSPCE 09-2014 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														21,000
BSPCE 09-2014 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														21,000
BSPCE 09-2014 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														30
BSPCE 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)													450,000
Total number of awards granted (in shares)													71,650
Total number of shares to which the awards were likely to give right (in shares)													71,650
Exercise price (in euros per share) | € / shares													€ 18.57
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	3,200
Total number of awards outstanding (in shares)	68,450																		68,450
Total number of awards available for subscription (in shares)	68,450																		68,450
Maximum total number of awards that may be subscribed (in shares)	68,450																		68,450
BSPCE 2015-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													24,000
BSPCE 2015-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													24,000
BSPCE 2015-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													13
BSPCE 2015-3
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)												450,000
Total number of awards granted (in shares)												53,050
Total number of shares to which the awards were likely to give right (in shares)												53,050
Exercise price (in euros per share) | € / shares												€ 20.28
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	22,350
Total number of awards outstanding (in shares)	30,700																		30,700
Total number of awards available for subscription (in shares)	30,700																		30,700
Maximum total number of awards that may be subscribed (in shares)	30,700																		30,700
BSPCE 2015-3 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												0
BSPCE 2015-3 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												0
BSPCE 2015-3 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)												42
BSPCE 2016 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)										450,000
Total number of awards granted (in shares)										126,400
Total number of shares to which the awards were likely to give right (in shares)										126,400
Exercise price (in euros per share) | € / shares										€ 14.46
Number of awards subscribed (in shares)	333
Total number of awards lapsed, cancelled or forfeited (in shares)	25,150
Total number of awards outstanding (in shares)	100,917																		100,917
Total number of awards available for subscription (in shares)	100,917																		100,917
Maximum total number of awards that may be subscribed (in shares)	100,917																		100,917
BSPCE 2016 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										23,500
BSPCE 2016 Ordinary | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										23,500
BSPCE 2016 Ordinary | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										43
BSPCE 2016 Performance
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)										450,000
Total number of awards granted (in shares)										129,250
Total number of shares to which the awards were likely to give right (in shares)										129,250
Exercise price (in euros per share) | € / shares										€ 14.46
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	28,426
Total number of awards outstanding (in shares)	100,824																		100,824
Total number of awards available for subscription (in shares)	38,544																		38,544
Maximum total number of awards that may be subscribed (in shares)	100,824																		100,824
BSPCE 2016 Performance | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										23,500
BSPCE 2016 Performance | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										23,500
BSPCE 2016 Performance | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)										50
BSPCE 2017 Ordinary
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								450,000
Total number of awards granted (in shares)								117,650
Total number of shares to which the awards were likely to give right (in shares)								117,650
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	16,800
Total number of awards outstanding (in shares)	100,850																		100,850
Total number of awards available for subscription (in shares)	100,850																		100,850
Maximum total number of awards that may be subscribed (in shares)	100,850																		100,850
BSPCE 2017 Ordinary | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								26,400
BSPCE 2017 Ordinary | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								26,400
BSPCE 2017 Ordinary | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								42
BSPCE 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								450,000
Total number of awards granted (in shares)								80,000
Total number of shares to which the awards were likely to give right (in shares)								80,000
Exercise price (in euros per share) | € / shares								€ 15.93
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	80,000																		80,000
Total number of awards available for subscription (in shares)	80,000																		80,000
Maximum total number of awards that may be subscribed (in shares)	80,000																		80,000
BSPCE 2017 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								32,000
BSPCE 2017 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								32,000
BSPCE 2017 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								3
BSA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	304,923																		304,923
BSA 04-12
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)																		200,000
Total number of awards granted (in shares)																		52,500
Total number of shares to which the awards were likely to give right (in shares)																		52,500
Exercise price (in euros per share) | € / shares																		€ 6.00
Number of awards subscribed (in shares)	22,500
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	30,000																		30,000
Total number of awards available for subscription (in shares)	30,000																		30,000
Maximum total number of awards that may be subscribed (in shares)	30,000																		30,000
Grant price (in euro per share) | € / shares																		€ 0.60
BSA 04-12 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																		22,500
BSA 04-12 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																		22,500
BSA 04-12 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																		1
BSA 2013
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)																200,000
Total number of awards granted (in shares)																10,000
Total number of shares to which the awards were likely to give right (in shares)																10,000
Exercise price (in euros per share) | € / shares																€ 6.37
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,000
Total number of awards outstanding (in shares)	6,000																		6,000
Total number of awards available for subscription (in shares)	6,000																		6,000
Maximum total number of awards that may be subscribed (in shares)	6,000																		6,000
Grant price (in euro per share) | € / shares																€ 2.50
BSA 2013 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																0
BSA 2013 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)																1
BSA 2014
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)														100,000
Total number of awards granted (in shares)														14,000
Total number of shares to which the awards were likely to give right (in shares)														14,000
Exercise price (in euros per share) | € / shares														€ 17.67					€ 40
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	4,000
Total number of awards outstanding (in shares)	10,000																		10,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	10,000																		10,000
Grant price (in euro per share) | € / shares														€ 4.87
BSA 2014 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														8,000
BSA 2014 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														4,000
BSA 2014 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														4,000
BSA 2014 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)														1
BSA 2015-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)													100,000
Total number of awards granted (in shares)													26,000
Total number of shares to which the awards were likely to give right (in shares)													26,000
Exercise price (in euros per share) | € / shares													€ 17.67
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	5,000
Total number of awards outstanding (in shares)	21,000																		21,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	21,000																		21,000
Grant price (in euro per share) | € / shares													€ 4.87
BSA 2015-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													15,000
BSA 2015-1 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													5,000
BSA 2015-1 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													3,000
BSA 2015-1 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													5,000
BSA 2015-1 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													2,000
BSA 2015-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)													2
BSA 2015-2 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)											100,000
Total number of awards granted (in shares)											64,000
Total number of shares to which the awards were likely to give right (in shares)											64,000
Exercise price (in euros per share) | € / shares											€ 19.54
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	64,000																		64,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	64,000																		64,000
Grant price (in euro per share) | € / shares											€ 5.00
BSA 2015-2 (a) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)											0
BSA 2015-2 (a) | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)											1
BSA 2016-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)									100,000
Total number of awards granted (in shares)									8,000
Total number of shares to which the awards were likely to give right (in shares)									8,000
Exercise price (in euros per share) | € / shares									€ 15.01
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	8,000																		8,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	8,000																		8,000
Grant price (in euro per share) | € / shares									€ 2.03
BSA 2016-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									0
BSA 2016-2 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)									2
BSA 2017
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)								100,000
Total number of awards granted (in shares)								18,000
Total number of shares to which the awards were likely to give right (in shares)								18,000
Exercise price (in euros per share) | € / shares								€ 15.76
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																		18,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	18,000																		18,000
Grant price (in euro per share) | € / shares								€ 2.26
BSA 2017 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								13,280
BSA 2017 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								3,820
BSA 2017 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								3,820
BSA 2017 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								2,820
BSA 2017 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								2,820
BSA 2017 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)								1
BSA 2018
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							116,000
Total number of awards granted (in shares)							18,000
Total number of shares to which the awards were likely to give right (in shares)							18,000
Exercise price (in euros per share) | € / shares							€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																		18,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	18,000																		18,000
Grant price (in euro per share) | € / shares							€ 1.62
BSA 2018 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							12,700
BSA 2018 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							4,000
BSA 2018 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							2,900
BSA 2018 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							1
BSA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							116,000
Total number of awards granted (in shares)							10,000
Total number of shares to which the awards were likely to give right (in shares)							10,000
Exercise price (in euros per share) | € / shares							€ 13.55
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	10,000																		10,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	10,000																		10,000
Grant price (in euro per share) | € / shares							€ 1.62
BSA 2018-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							0
BSA 2018-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							1
BSA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)						140,000
Total number of awards granted (in shares)						5,820
Total number of shares to which the awards were likely to give right (in shares)						5,820
Exercise price (in euros per share) | € / shares						€ 16.10
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	5,820																		5,820
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	5,820																		5,820
Grant price (in euro per share) | € / shares						€ 2.36
BSA 2018-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
BSA 2018-2 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						1
BSA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)					140,000
Total number of awards granted (in shares)					18,000
Total number of shares to which the awards were likely to give right (in shares)					18,000
Exercise price (in euros per share) | € / shares					€ 11.66
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																		18,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	18,000																		18,000
Grant price (in euro per share) | € / shares					€ 1.15
BSA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					12,700
BSA 2019-1 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					4,000
BSA 2019-1 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					2,900
BSA 2019-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					1
BSA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)			500,000
Total number of awards granted (in shares)			18,000
Total number of shares to which the awards were likely to give right (in shares)			18,000
Exercise price (in euros per share) | € / shares			€ 6.59
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	18,000																		18,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	18,000																		18,000
Grant price (in euro per share) | € / shares			€ 0.29
BSA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			14,024
BSA 2020 | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,843
BSA 2020 | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,829
BSA 2020 | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,195
BSA 2020 | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			3,157
BSA 2020 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)			1
BSA 2021 (a)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		650,000
Total number of awards granted (in shares)		48,103
Total number of shares to which the awards were likely to give right (in shares)		48,103
Exercise price (in euros per share) | € / shares		€ 13.47
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	48,103																		48,103
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	48,103																		48,103
Grant price (in euro per share) | € / shares		€ 2.95
BSA 2021 (a) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		33,672
BSA 2021 (a) | Anne-Marie GRAFFIN
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		8,500
BSA 2021 (a) | Enno SPILLNER
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		8,200
BSA 2021 (a) | Alain HERRERA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		9,227
BSA 2021 (a) | Christophe DOUAT (observer)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		7,745
BSA 2021 (a) | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		1
BSA 2021 (b)
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		650,000
Total number of awards granted (in shares)		30,000
Total number of shares to which the awards were likely to give right (in shares)		30,000
Exercise price (in euros per share) | € / shares		€ 13.64
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	30,000																		30,000
Total number of awards available for subscription (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	30,000																		30,000
Grant price (in euro per share) | € / shares		€ 0.68
BSA 2021 (b) | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		0
BSA 2021 (b) | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		1
AGA
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards outstanding (in shares)	412,513																		412,513
AGA 2018-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)							526,800
Total number of awards granted (in shares)							396,250
Total number of shares to which the awards were likely to give right (in shares)							396,250
Number of awards subscribed (in shares)	340,583
Total number of awards lapsed, cancelled or forfeited (in shares)	55,667
Total number of awards outstanding (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	0																		0
AGA 2018-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							77,500
AGA 2018-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							77,500
AGA 2018-1 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							0
AGA 2018-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)							78
AGA 2018-1 | French tax residents
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Vesting requirements, holding period							1 year
AGA 2018-2
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)						648,000
Total number of awards granted (in shares)						6,000
Total number of shares to which the awards were likely to give right (in shares)						6,000
Number of awards subscribed (in shares)	6,000
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	0																		0
Vesting requirements, holding period						1 year
AGA 2018-2 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						0
AGA 2018-2 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)						1
AGA 2019-1
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)					648,000
Total number of awards granted (in shares)					438,250
Total number of shares to which the awards were likely to give right (in shares)					438,250
Number of awards subscribed (in shares)	369,250
Total number of awards lapsed, cancelled or forfeited (in shares)	69,000
Total number of awards outstanding (in shares)	0																		0
Maximum total number of awards that may be subscribed (in shares)	0																		0
AGA 2019-1 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					150,000
AGA 2019-1 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					150,000
AGA 2019-1 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					0
AGA 2019-1 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)					80
AGA 2019-1 | French tax residents
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Vesting requirements, holding period					1 year
AGA 2020
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)				650,000
Total number of awards granted (in shares)				50,000
Total number of shares to which the awards were likely to give right (in shares)				50,000
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	50,000																		50,000
Maximum total number of awards that may be subscribed (in shares)	50,000																		50,000
Vesting requirements, holding period				1 year
AGA 2020 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				50,000
AGA 2020 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				0
AGA 2020 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				50,000
AGA 2020 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)				0
AGA 2021
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of awards authorised (in shares)		850,000
Total number of awards granted (in shares)		362,515
Total number of shares to which the awards were likely to give right (in shares)		362,515
Number of awards subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	2
Total number of awards outstanding (in shares)	362,513																		362,513
Maximum total number of awards that may be subscribed (in shares)	362,513																		362,513
Vesting requirements, holding period		1 year
AGA 2021 | Corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		270,000
AGA 2021 | Laurent LEVY
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		180,000
AGA 2021 | Anne-Juliette HERMANT
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		90,000
AGA 2021 | Number of beneficiaries who are not corporate officers
Disclosure of number and weighted average remaining contractual life of other equity instruments outstanding
Total number of shares to which the awards were likely to give right (in shares)		79